CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2016
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT
17. CONVERTIBLE DEBT

In October 2013, the Company issued US$172,500 in aggregate principle amount of 4.00% Convertible Senior Notes due October 15, 2018 (the “Notes”) at par. The Notes may be converted, under certain circumstances, based on an initial conversion rate of 39.0472 American depository shares (“ADSs”) per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$25.61 per ADS).

The Notes are the Company’s general unsecured obligations that rank (1) senior in right of payment to all of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes, (2) equal in right of payment with all of the Company’s liabilities that are not so subordinated, (3) effectively junior to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness, and (4) structurally junior to all indebtedness and other liabilities of the Company’s subsidiaries and consolidated affiliated entities.

Accounting for Convertible Senior Notes and issuance cost are summarized as follows:

The Company has accounted for the Notes in accordance with ASC 470-20, as a single instrument as a non-current liability. The Notes are initially carried at the gross cash received at the issuance date.

The net proceeds the Company received from the issuance of the Notes were US$166,395. The Company will pay cash interest at an annual rate of 4.00% on the Notes, payable semi-annually in arrears on April 15 and October 15 of each year, beginning on April 15, 2014.

Debt issuance costs were US$6,834, which comprises of underwriter fees, professional fees paid to accounting and legal consultants and other miscellaneous expenses occurred specifically for the debts. Debt issuance costs were initially capitalized as deferred charges in other non-current assets and are amortized as interest expenses over the period of three years from the inception date of the Notes to the first redemption date, using the effective interest method.

The interest expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2015	2016
	US$	US$
Interest expense at an annual rate of 4.00%	6,900	5,175
Amortization of debt issuance costs	2,339	1,839
Total interest expense	9,239	7,014

The Company has repurchased an aggregate principal amount of US$172,500 of all the outstanding Notes upon exercise of the put option by holders of the Notes. The repurchase price equals to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest up to, but excluding, October 15, 2016. The balance of the Notes as of December 31, 2016 is zero.

Convertible Notes issued in October 2016

In October 2016, Pursuant to an agreement between the Company and Zhongzhi Hi-Tech Overseas Investment Ltd. (“Zhongzhi Hi-Tech”), the Company issued an aggregated principal amount of US$220,000 of convertible note with an interest of 8.0% per annum to Zhongzhi Hi-tech. The convertible note will mature in October 2018 (the “2018 Notes”). The 2018 Notes will be convertible, at the Holder's option, to the Company's American depositary shares (“ADSs”), each representing five Class A common shares of the Company, at a conversion price of US$6.00 per ADS at any time prior to the close of business on the second Business Day immediately preceding the Maturity Date, October 1, 2018.

At the same time, RPL and Dr. Shi entered into an agreement with Zhongzhi Hi-Tech, that RPL and Dr. Shi jointly agreed to pay Zhongzhi Hi-Tech additional guaranteed minimum interests of 2.0% of the principal amount of the 2018 Notes (“additional interest”). In addition, unless the 2018 Notes is duly converted into Conversion ADSs in accordance with the terms and conditions set forth in the 2018 Notes therein, RPL and Dr. Shi agree to, jointly and severally, guarantee and pay to Zhongzhi Hi-Tech an additional accrued interests equal to two point five percent (2.50%) per annum of the principal amount outstanding under the 2018 Notes, from the date hereof until the Maturity Date if no conversation exercised (“contingent interest”). .

The main terms of the Notes and corresponding assessment of the accounting treatments are summarized as follows:

Additional interest expense. According to the agreement among RPL, Dr. Shi and Zhongzhi Hi-tech, RPL and Dr. Shi jointly agreed to pay Zhongzhi Hi-Tech an additional guaranteed minimum interests of 2.0% of the principal amount of the 2018 Notes.

In accordance with US GAAP, the 2% interest that will be paid by RPL and Dr. Shi are viewed as part of the Company’s financing costs for the 2018 Notes because the substance of the transaction is the payment of an expense of the Company through contributions by the significant stockholder, the 2% interest should be reflected as an expense in the Company’s financial statements with a corresponding credit to contributed (paid-in) capital.

Contingent interest feature. According to the agreement among RPL, unless the 2018 Notes is duly converted into ADSs in accordance with the terms and conditions set forth in the 2018 Notes therein, RPL and Dr. Shi agree to, jointly and severally, guarantee and pay to Zhongzhi Hi-Tech an additional accrued interests equal to two point five percent (2.50%) per annum of the principal amount outstanding under the 2018 Notes, from the date hereof until the maturity date.

In accordance with ASC 815-15-25-1, the contingent interest feature meets the definition of derivative and is indexed to the value of the Company’s ADSs, which is not related to the economic characteristics of the debt host. Additionally, in accordance with ASC815-10-15-74, this feature is not eligible for the exception used for a conversion option because the contingent interest feature, if freestanding, would not be classified in the Company’s stockholders’ equity as it’s required to be settled in cash. Accordingly, the 2.5% contingent interest feature is considered an embedded derivative that should be bifurcated from the host 2018 Notes and measured at fair value. The fair value measurement should consider the volatility of the Company’s stock price and likelihood the unit price would exceed the conversion price which is US$6. It’s measured in subsequent periods at fair value with changes in fair value recognized in earnings.

Profit Sharing Arrangement. In the event that the transaction price of the converted ADS which is sold by Zhongzhi Hi-Tech is higher than US$6.90 per ADS (the “Benchmark Price”), for each ADS sold, Zhongzhi Hi-Tech agrees to share with RPL fifty percent (50%) of the portion of the transaction price in excess of the Benchmark Price in a form agreed upon by Zhongzhi Hi-Tech and RPL. Zhongzhi Hi-Tech shall provide its full ADS account information to RPL quarterly or as reasonably requested by RPL.

The profit sharing that will be entitled to RPL/Dr. Shi is viewed as share-based compensation with performance condition, according to 718-10-30 — Performance Conditions. On the issuance date of the 2018 Notes and December 31, 2016, the probability of the Company’s price per ADS at any day before October 3, 2018 being above US$6 is 45.02% and 34.5%, respectively. Since the profit sharing will only occur if the transaction price per ADS is above Benchmark Price, which is US$6.9, the probability will be even lower than 45.02% and 34.5%. Therefore, it’s not probable that the performance condition will be achieved as of October 3, 2016 or December 31, 2016. The Company didn’t record any compensation cost accordingly.

Conversion. The conversion rate is initially 166.6667 ADSs per US$1,000 principal amount, which represents a conversion price of approximately US$6.00 per ADS. The 2018 Notes are convertible at any time prior to maturity.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative instrument. However, bifurcation of conversion option from the debt host is not required because the conversion option meets ASC 815 scope exception, as the conversion option is considered indexed to the Company’s own stock and classified in stockholders’ equity.

There was no beneficial conversion feature attributable to the 2018 Notes as the set conversion price of the 2018 Notes was greater than the fair value of the ADS price at the date of issuance.

Accounting for additional interest, issuance cost, contingent interest feature and the 2018 Notes are summarized as follows:

RPL and Dr. Shi will pay cash interest at an annual rate of 2.00% on the 2018 Notes, payable semi-annually in arrears on April 3 and October 3 of each year, beginning on October 3, 2016. The Company records the 2.00% as an expense in the financial statements with a corresponding credit to contributed (paid-in) capital.

Debt issuance costs were US$8,580, which were professional fees paid to financial service occurred specifically for the debts. In accordance with Accounting Standards Update 2015-03, the debt issuance cost related to a recognized debt liability should be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. Additionally, in accordance with ASC 835-30-45-3, Amortization of discount or premium shall be reported as interest expense in the case of liabilities or as interest income in the case of assets. Amortization of debt issuance costs also shall be reported as interest expense. Therefore, the Company should recorded the issuance cost as direct deduction from the face amount of the 2018 Notes, and recorded the amortization of the debt issuance costs as interest expenses.

The Company engaged an appraiser to perform fair value measurement of the embedded derivative (2.50% contingent interest feature).According to the appraisal report, the possibility of conversion (or the possibility of the Company’s price per ADS is above US$6.00) is 45.02% and 34.50% as of issuance date and December 31, 2016, respectively. Therefore, the fair value of the embedded derivative, which is recorded as derivative liability in the financial statements, as of issuance date and December 31, 2016, were US$6,048 and US$7,205, respectively. Because of the fair value change of the embedded derivative liability, the Company recognized a loss from fair value change US$ 1,157 in the financial statements.

The Company has accounted for the 2018 Notes in accordance with ASC 470-20, as a single instrument as a non-current liability. The net proceeds the Company received from the issuance of the Notes were US$220,000. Because the issuance cost and the fair value of derivative liability on the issue date should be recorded as an adjustment of the carrying amount of the 2018 Notes, the carrying amount of the 2018 Notes was US$205,372 and US$207,040 on the issuance date and as of December 31,2016, respectively..

The total amount of the adjustment to the carrying amount of the 2018 Notes is US$14,628 on the issuance date, and it will be amortized as interest expenses over the period of 2 years from the issuance date of the 2018 Notes to the maturity date, using the effective interest method.

The Company will pay cash interest at an annual rate of 8.00% on the 2018 Notes, payable semi-annually in arrears on April 3 and October 3 of each year, beginning on April 3, 2017.

The interest expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2015	2016
	US$	US$
Interest expense at an annual rate of 8.00%	—	4,400
Additional interest expense at an annual rate of 2.00%	—	1,100
Amortization of adjustment to the carrying amount	—	1,667
Total interest expense	—	7,167